Financing net investment result	12 Months Ended
Dec. 31, 2024
Statement 1 [Line Items]
Financing net investment result
11 Financing net investment result

	Note	2024	2023	2022

Interest charges	11.1	(190)	(182)	(182)

Other financing income		-	-	5

On December 31		(190)	(182)	(178)
11.1 Interest charges

	2024	2023	2022

Subordinated loans	(99)	(115)	(119)

Trust pass-through securities	(9)	(9)	(9)

Borrowings	(82)	(58)	(54)

On December 31	(190)	(182)	(182)